Segment and Geographical Information (Revenue by Country) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Segment Reporting Information [Line Items]
Revenue	$ 83,006	$ 56,378
Netherlands [Member]
Segment Reporting Information [Line Items]
Revenue	34,285	26,172
Germany [Member]
Segment Reporting Information [Line Items]
Revenue	21,883	3,330
United States of America [Member]
Segment Reporting Information [Line Items]
Revenue	19,555	19,494
Other [Member]
Segment Reporting Information [Line Items]
Revenue	$ 7,284	$ 7,382